Consolidated statements of operations (Parenthetical) - EUR (€)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total share-based compensation expense		€ 8,451,000	€ 9,505,000	€ 15,342,000
Amortization of intangible assets	[1]	23,000	135,000	136,000
General and administrative, including related party	[1],[2],[3]	33,097,000	38,726,000	60,852,000
Internal use software costs
Amortization of intangible assets		3,200,000	3,100,000	4,100,000
Acquired technology
Amortization of intangible assets		23,000	135,000	136,000
Cost of revenue
Total share-based compensation expense		121,000	146,000	198,000
Selling and marketing
Total share-based compensation expense		939,000	463,000	737,000
General and administrative, including related party		33,000	94,000	97,000
Selling and marketing | Internal use software costs
Amortization of intangible assets		0	0	8,000
Technology and content
Total share-based compensation expense		1,322,000	1,728,000	2,969,000
General and administrative, including related party		1,726,000	1,618,000	541,000
Technology and content | Internal use software costs
Amortization of intangible assets		3,185,000	3,085,000	4,019,000
General and administrative
Total share-based compensation expense		6,069,000	7,168,000	11,438,000
General and administrative, including related party		55,000	63,000	1,000
General and administrative | Internal use software costs
Amortization of intangible assets		€ 0	€ 0	€ 104,000

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€—	€8
Amortization of internal use software and website development costs included in technology and content	3,185	3,085	4,019
Amortization of internal use software costs included in general and administrative	—	—	104
Amortization of acquired technology included in amortization of intangible assets	23	135	136

[2]

	Year ended December 31,
	2024	2023	2022
(1) Includes share-based compensation as follows:
Cost of revenue	€121	€146	€198
Selling and marketing	939	463	737
Technology and content	1,322	1,728	2,969
General and administrative	6,069	7,168	11,438

[3]

(3) Includes related party expense as follows:
Selling and marketing	€33	€94	€97
Technology and content	1,726	1,618	541
General and administrative	55	63	1